Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	1,090,767
Proposed Maximum Offering Price per Unit	4.5
Maximum Aggregate Offering Price	$ 4,908,451.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 677.86
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, $0.00001 par value per share (the “Common Stock”), that become issuable under the Aardvark Therapeutics, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) and the Aardvark Therapeutics, Inc. 2025 Employee Stock Purchase Plan (the “2025 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s Common Stock.

For Amount Registered: Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the 2025 Plan on January 1, 2026 pursuant to an “evergreen” provision contained in the 2025 Plan. The 2025 Plan provides that an additional number of shares will automatically be added annually to the shares authorized under the 2025 Plan on January 1st of each year for a period of ten years, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to 5.0% of the total number of shares of Common Stock outstanding on December 31st of the preceding year; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock.

For Proposed Maximum Offering Pricer Per Unit: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on $4.50 per share, the average of the high and low price of the Common Stock as reported on the Nasdaq Global Select Market on March 20, 2026 (such date being within five business days prior to the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	218,153
Proposed Maximum Offering Price per Unit	3.825
Maximum Aggregate Offering Price	$ 834,435.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 115.24
Offering Note
(2)
For Amount Registered: Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the 2025 ESPP on January 1, 2026 pursuant to an “evergreen” provision contained in the 2025 ESPP. The 2025 ESPP provides that an additional number of shares will automatically be added annually to the shares authorized under the 2025 Plan on January 1st of each year for a period of ten years, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to the lesser of (i) 1.0% of the total number of shares of Common Stock outstanding on December 31st of the preceding year and (ii) 645,000 shares of Common Stock; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that there will be no January 1st increase in the share reserve for such year or that the increase for such year will be a lesser number of shares of Common Stock.

For Proposed Maximum Offering Price Per Unit: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on 85% of $4.50 per share, the average of the high and low price of the Common Stock as reported on the Nasdaq Global Select Market on March 20, 2026 (such date being within five business days prior to the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission). Pursuant to the 2025 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of fair market value of the Common Stock on (a) the first day of the offering period, and (b) the purchase date.